ACQUISITIONS (Details Narrative) - USD ($)				8 Months Ended	12 Months Ended
	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Aggregate purchase price			$ 6,372,000
Ordinary shares			9,000,000
Yundian [Member]
Business Acquisition [Line Items]
Holding percentage of issued and outstanding			100.00%
Revenue				$ 21,595	$ 10,978,767
Net loss				952,590	11,219,853
Net inxome (loss)				(952,590)	(11,219,853)
Yundian [Member] | Yundian BVI [Member]
Business Acquisition [Line Items]
Indirectly percentage of issued and outstanding			100.00%
Mahao [Member]
Business Acquisition [Line Items]
Aggregate purchase price		$ 6,120,000
Ordinary shares		10,000,000
Revenue				8,680,972	11,977,268
Net loss				(596,412)	11,218,447
Net inxome (loss)				596,412	(11,218,447)
Yuanxing [Member]
Business Acquisition [Line Items]
Holding percentage of issued and outstanding	100.00%
Aggregate purchase price	$ 2,640,000
Ordinary shares	12,000,000
Revenue				537,252	12,540,220
Net loss				(169,034)	10,811,082
Net inxome (loss)				$ 169,034	$ (10,811,082)
Yuanxing [Member] | Yundian BVI [Member]
Business Acquisition [Line Items]
Indirectly percentage of issued and outstanding	100.00%